Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 17, 2022	Jun. 17, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Apr. 01, 2022
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 1,860,000
Effective rate					20.56%
Applicable surcharge, percentage					12.00%
Education, percentage					4.00%
Deferred offering costs			$ 0	$ 34,164
IPO [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds		$ 12,400,000
Number of shares		2,609,474
Common shares price per share		$ 4.75
Over-Allotment Option [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds		$ 1,860,000
Number of shares		391,421
Common shares price per share		$ 4.75
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage						51.00%